Share Capital (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended
	Feb. 01, 2012	Dec. 31, 2011	Dec. 31, 2011 Series A Preferred Shares [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]	Nov. 30, 2011 Series B Preferred Shares [Member]	May 25, 2011 Series C Preferred Shares [Member]	Jan. 28, 2011 Series C Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Dec. 31, 2011 Issuance Date Of May 27, 2010 To June 30, 2012 [Member] Series B Preferred Shares [Member]	Dec. 31, 2011 Issuance Date Of July 1, 2012 To June 30, 2013 [Member] Series B Preferred Shares [Member]	Dec. 31, 2011 Issuance Date Thereafter [Member] Series B Preferred Shares [Member]	Dec. 31, 2011 Prior To January 30, 2016 [Member] Series C Preferred Shares [Member]	Dec. 31, 2011 Thereafter [Member] Series C Preferred Shares [Member]
Class of Stock [Line Items]
Percentage of discount on shares		3.00%
Class A common stock dividend per share	$ 0.1875	$ 0.485
Percentage of payments to investors			115.00%
Percentage of accrued non-cash cumulative dividend per annum until January 31, 2014			12.00%
Percentage of accrued non-cash cumulative dividend per annum thereafter			15.00%
Class A common share price per share				$ 15.00
Percentage of dividend rate on preferred shares									5.00%	8.00%	10.00%
Outstanding series B preferred shares redeemed					$ 24,600,000
Preferred shares issued			200,000			4,000,000	10,000,000	14,000,000
Gross proceeds of issuance of preferred shares						$ 108,600,000	$ 250,000,000
Redemption price per share							$ 25.00
Aggregate maximum dividend rate payable per annum												25.00%	30.00%
Percentage of dividend rate payable							9.50%
Preferred shares value per share						$ 27.15